LONG-TERM DEBT (Details 1) (USD $)	12 Months Ended
Dec. 31, 2014
Convertible Debentures Face Amount	$ 3,525,000
Convertible Debentures Discount	1,309,000
Convertible Debentures Net	2,216,000
Issue Date January 1, 2014 [Member]
Convertible Debentures Due Date	Jun. 30, 2015
Convertible Debentures Face Amount	1,000,000
Convertible Debentures Discount	68,000
Convertible Debentures Net	932,000
Remaining amortization period (months)	6 months
Issue Date September 30, 2014 [Member]
Convertible Debentures Due Date	Mar. 31, 2016
Convertible Debentures Face Amount	750,000
Convertible Debentures Discount	264,000
Convertible Debentures Net	486,000
Remaining amortization period (months)	15 months
Issue Date October 3, 2014 [Member]
Convertible Debentures Due Date	Oct. 03, 2016
Convertible Debentures Face Amount	1,050,000
Convertible Debentures Discount	369,000
Convertible Debentures Net	681,000
Remaining amortization period (months)	15 months
Issue Date October 24, 2014 [Member]
Convertible Debentures Due Date	Oct. 24, 2016
Convertible Debentures Face Amount	725,000
Convertible Debentures Discount	608,000
Convertible Debentures Net	$ 117,000
Remaining amortization period (months)	16 months